UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [  ]; Amendment Number:



This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	Summit Global Management, Inc.
Address:	9171 Towne Centre Drive
	Suite 465
	San Dieog, Ca 92122
13F File Number:	28-00001
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	Jennifer Finley
Title:    	Operations Manager
Phone:    	858-546-1777
Signature, 	Place,	and Date of Signing:
Jennifer Finley	San Diego, cA  	July 17,2007
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	0
Form 13F Information Table Entry Total:  29
Form 13F Information Table Value Total:  222947.0

List of Other Included Managers:


No.  13F File Number 	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.O. Smith Corp.(AOS)          COM              831865209    10227 256380.000 SH     Sole               256380.000
American States Water Co.(AWR) COM              029899101    11745 330194.000 SH     Sole               330194.000
Aqua America, Inc.(WTR)        COM              03836W103    11516 512035.000 SH     Sole               512035.000
Artesian Resources Corp.(ARTNA COM              043113208     1575 82042.000 SH      Sole                82042.000
Connecticut Water Service, Inc COM              207797101     5566 228408.000 SH     Sole               228408.000
Eastern American Natural Gas(N COM              276217106      474 18900.000 SH      Sole                18900.000
Franklin Electric Co. Inc.(FEL COM              353514102    21982 465927.000 SH     Sole               465927.000
ITT Industries, Inc.(ITT)      COM              450911102     9064 132750.000 SH     Sole               132750.000
Mueller Industries, Inc.(MLI)  COM              624756102    18030 523509.000 SH     Sole               523509.000
Mueller Water Products Inc-A ( COM              624758108    21151 1239824.000 SH    Sole              1239824.000
Pentair, Inc.(PNR)             COM              709631105    20799 539250.000 SH     Sole               539250.000
San Juan Basin Royalty Trust   COM              798241105      259 8130.000 SH       Sole                 8130.000
Timberland Co. Cl-A(TBL)       COM              887100105      402 15940.000 SH      Sole                15940.000
United Parcel Services, Inc.(U COM              911312106      325 4450.000 SH       Sole                 4450.000
Watts Water Technologies, Inc. COM              942749102    17829 475820.000 SH     Sole               475820.000
iShares Sivler Trust	       COM		46428q109    15541 125840.00 SH      Sole               125840.000
CIA Saneamento Basico ADR      COM              20441A102    15036 341112.00 SH      Sole               341112.000
Silver Standard Resources Inc  COM              82823L106    14806 430790.00 SH      Sole		430790.000
United Utilities ADR           COM              91311q105    11126 394555.00 SH      Sole               394555.000
Macquarie Global Infrastruct   COM              55607w100    58968 210830.00 SH      Sole               210830.000
ASA Ltd                        COM              g3156p103    58091 89980.00 SH       Sole                89980.000
BHP Billiton Ltd ADR           COM              088606108      630 10550.00 SH       Sole                10550.000
Telefonos de Mexico SA ADR     COM              879403780      624 16480.00 SH       Sole                16480.000
Agrium                         COM	        008916108      557 12750.00 SH       Sole                12750.000
Templeton Global Income Fund   COM              880198106      480 51480.00 SH       Sole                51480.000
iShares MSCI Japan Index Fund  COM              464286848      454 31330.00 SH       Sole                31330.000
iShares MSCI Germany Index Fn  COM              464286806      411 12430.00 SH       Sole		 12430.000
Statoil ASA ADR                COM              85771p102      349 11260.00 SH	     Sole                11260.000
Suez SA ADR                    COM              864686100      278 4850.00 SH        Sole                 4850.000

